Taxes - Additional Information (Detail) (USD $) In Billions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Taxes [Line Items]
Effective income tax rate	19.60%	(6.70%)	2.70%
Undistributed earnings of our foreign subsidiaries	$ 2.1
Net tax loss and credit carry forwards (tax effected)	2.7
Net tax loss and credit carry forwards (tax effected), portion that will expire between 2014 and 2032	2.1
Operating loss carry forwards amount	0.6
Reduction of net tax loss and credit carryforwards reflected as a deferred tax asset		0.1
Decrease in valuation allowance	0.4
Unrecognized tax benefits, that if recognized, would favorably affect the effective income tax rate	$ 1.4	$ 2.1	$ 2.2